SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of disaggregation of revenue

(RMB in thousands)	K‑12 Schools	CP&CE Programs	Consolidated
	RMB	RMB	RMB
Net Revenues in the six months ended June 30, 2022	99,950	104,093	204,043
Net Revenues in the six months ended June 30, 2021	175,650	126,206	301,856
Net Revenues in the three months ended June 30, 2022	53,909	56,019	109,928
Net Revenues in the three months ended June 30, 2021	104,748	67,503	172,251

Schedule of disaggregation of deferred revenue

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
K-12 Schools	22,147	69,634
CP&CE Programs	16,610	25,402
Total	38,757	95,036